Commitment and Contingencies - Narrative (Details)			1 Months Ended
	Jan. 19, 2022 lawsuit	Nov. 28, 2021 USD ($)	May 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Jul. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 complaint	Oct. 31, 2021 lawsuit	Oct. 31, 2021 shares	Aug. 31, 2020 USD ($)	Jun. 30, 2023 USD ($)
Other Commitments [Line Items]
Loss contingency, damages sought, value			$ 610,000	$ 100,000	$ 500,000	$ 2,300,000		$ 213,000
Horizon Well Testing Case
Other Commitments [Line Items]
Loss contingency, damages sought, value													$ 3,300,000
Loss contingency interest rate (as a percent)													8.00%
Daily late fees													$ 575
Complaints In Discount Court of Oklahoma Country State of Oklahoma
Other Commitments [Line Items]
Loss contingency, number of claims	3									3	3
Complaints In Discount Court of Oklahoma Country State of Oklahoma | Settled Litigation
Other Commitments [Line Items]
Litigation settlement amount							$ 24,375		$ 24,375
Number of shares settled (in shares) | shares							37,500					4,688
Licensing Agreement
Other Commitments [Line Items]
Royalty fee					2.50%
Minimum annual payment, year one					$ 420,000									$ 600,000
Minimum annual payment, year two					420,000									620,000
Minimum annual payment, year three					440,000									660,000
Minimum annual payment, year four					460,000									$ 700,000
Minimum annual payment, year five					$ 480,000
Royalty Agreements
Other Commitments [Line Items]
Payment as a percentage of net sales		1.50%
Royalty agreement, term		10 years
Total royalty payment		$ 50,000,000